American Funds College 2015 Fund®
American Funds College 2015 Fund®
American Funds College Target Date Series®

Prospectus Supplement August 29, 2014

(for prospectus dated January 1, 2014)

1. The table in the summary section of the prospectus under the heading "Shareholder fees" in the "Fees and expenses of the fund" section for each of the funds in the series, with the exception of American Funds College Enrollment Fund, is amended in its entirety as follows:
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds College 2015 Fund®	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

3. The tables in the summary section of the prospectus under the heading "Example" in the "Fees and expenses of the fund" section for each of the funds in the series are amended in their entirety as follows:
American Funds College 2015 Fund
Expense Example American Funds College 2015 Fund® (USD $)	1 year	3 years	5 years	10 years
Class 529-A	499	678	872	1,432
Class 529-B	656	904	1,077	1,718
Class 529-C	256	504	877	1,924
Class 529-E	102	340	597	1,331
Class 529-F-1	54	192	341	777

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption American Funds College 2015 Fund® (USD $)	1 year	3 years	5 years	10 years
Class 529-B	156	504	877	1,718
Class 529-C	156	504	877	1,924

4. The sixth paragraph in the summary section of the prospectus under the heading "Principal investment strategies" for each of the funds in the series, with the exception of American Funds College Enrollment Fund, is amended by replacing the paragraph and the chart with the following:

The following chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The allocations shown reflect the fund’s target allocations as of September 14, 2012, the fund’s inception date.

Investment approach

American Funds College Target Date Series Glide Path
Enrollment year

	2030	2027	2024	2021	2018	2015	College enrollment	Post enrollment
Growth funds (%)	20	15	10	0	0	0	0	0
Growth-and-income funds (%)	70	55	45	40	20	0	0	0
Equity-income/Balanced funds (%)	0	10	10	15	20	10	0	0
Fixed income funds (%)	10	20	35	45	60	90	100	100
Years before college and post enrollment	18	15	12	9	6	3	0	3

5. The summary section of the prospectus under the heading "Investment results" for each of the funds in the series is amended by replacing the current disclosure with the disclosure set forth under such fund's name below.

American Funds College 2015 Fund

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class 529-A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest  1.01% (quarter ended September 30, 2013)

Lowest  –1.69% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 3.04%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Average Annual Returns American Funds College 2015 Fund®	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 529-A	529-A	(4.08%)	(2.89%)	Sep. 14, 2012
Class 529-B	529-B	(5.55%)	(3.42%)	Sep. 14, 2012
Class 529-C	529-C	(1.65%)	(0.39%)	Sep. 14, 2012
Class 529-E	529-E	(0.18%)	0.11%	Sep. 14, 2012
Class 529-F-1	529-F-1	0.25%	0.57%	Sep. 14, 2012
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(2.02%)	(0.79%)	Sep. 14, 2012

Keep this supplement with your prospectus.